Advance Operating Lease Payments	12 Months Ended
Dec. 31, 2017
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Advance Operating Lease Payments
19	ADVANCE OPERATING LEASE PAYMENTS

	December 31, 2017	December 31, 2016
	RMB	RMB
Land use rights	55,095	53,653
Advance lease payments	18,801	17,700

	73,896	71,353

Advance operating lease payments are amortized over the related lease terms using the straight-line method.